Capital - Summary of Dividend Declared and Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of changes in unrealized fair value of available-for-sale investments [abstract]
Dividends declared per common share	$ 0.360	$ 0.345	$ 0.720	$ 0.690
Dividends declared	$ 180	$ 245	$ 361	$ 490
Dividends reinvested	(5)	(6)	(12)	(15)
Dividends paid	$ 175	$ 239	$ 349	$ 475